Shareholders' Equity - Ordinary Shares (Details) - $ / shares	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Class of Stock [Line Items]
Shares subject to possible redemption	23,000,000	23,000,000
Class A ordinary shares
Class of Stock [Line Items]
Common stock, shares authorized	300,000,000	300,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one	one
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Shares subject to possible redemption	23,000,000	23,000,000
Class B ordinary shares
Class of Stock [Line Items]
Common stock, shares authorized	30,000,000	30,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one	one
Common stock, shares issued	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000
Aggregated shares issued upon converted basis (in percent)	20.00%	20.00%
Class A ordinary shares subject to redemption
Class of Stock [Line Items]
Shares subject to possible redemption	23,000,000	23,000,000